Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds (Detail)	Dec. 31, 2019	Dec. 31, 2018
Bank deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.74%	0.50%
Commercial paper [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.47%	0.47%
Commercial paper [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.54%	0.57%
Negotiable certificate of deposit [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.58%	0.55%
Negotiable certificate of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.60%	0.60%
Time deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.09%	0.09%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	4.40%	4.40%
Repurchase agreements collateralized by bonds [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.90%